TRADE RECEIVABLES (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure In Tabular Form Of Movement In Loss Allowances Of Credit Impaired Debtors [Line Items]
Balance at 31 December	$ (684)	$ 0
Expected credit losses individually assessed [member] | Credit impaired debtors including the debtor whose invoice is in dispute [member]
Disclosure In Tabular Form Of Movement In Loss Allowances Of Credit Impaired Debtors [Line Items]
Net remeasurement of loss allowance	(681)	0
Effect of foreign exchange differences	(3)	0
Balance at 31 December	$ (684)	$ 0